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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: SEPTEMBER 30, 2007



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC

ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR PRINCETON, NJ 08540



FORM 13F FILE NUMBER: 28-13488



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT MANAGEMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:





/s/Michael D. Atkinson

-----------------------

MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009







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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)







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FORM 13F SUMMARY PAGE



REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

25



FORM 13F INFORMATION TABLE VALUE TOTAL:

$95, 582 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.



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



FORM 13F INFORMATION TABLE

AS OF SEPTEMBER 30, 2007

ATKINSON INVESTMENT MANAGEMENT LLC

                                                AMOUNT

                                                AND

                    TITLE OF            MARKET TYPE OF INVESTMENT OTHER VOTING

NAME OF ISSUER      CLASS     CUSIP     VALUE   SECURITY* DISCRETION MANAGERS AUTHORITY

                                        (X1000)        SOLE             SOLE

BP PLC              Sponsored 055622104 4141    59715  59715                 59715

                    ADR

CVS CAREMARK CORP   Common    126650100 5337    134660 134660                134660

COCA COLA CO        Common    191216100 4605    80121  80121                 80121

COLGATE PALMOLIVE CO Common   194162103 2608    36571  36571                 36571

DEVON ENERGY CORP   Common    25179M103 1064    12791  12791                 12791

NEW

DOVER CORP          Common    260003108 3781    74210  74210                 74210

EMERSON ELEC CO     Common    291011104 5794    108877 108877                108877

FPL GROUP INC       Common    302571104 3668    60250  60250                 60250

FAMOUS DAVES AMER   Common    307068106 626     38474  38474                 38474

INC

FLUOR CORP NEW      Common    343412102 6468    44920  44920                 44920

GENERAL ELECTRIC CO Common    369604103 8550    206532 206532                206532

STREETTRACKS GOLD   Gold SHS  863307104 4590    62439  62439                 62439

TR

GOOGLE INC          CL A      38259P508 1967    3467   3467                  3467

SCHEIN HENRY INC    Common    806407102 1871    30759  30759                 30759

HORMEL FOODS CORP   Common    440452100 943     26367  26367                 26367

ISHARES TR          MSCI      464287234 3736    25000  25000                 25000

                    EMERGMKT

MCGRAW HILL COS INC Common    580645109 2282    44820  44820                 44820

MEDTRONIC INC       Common    585055106 2963    52535  52535                 52535

PAYCHEX INC         Common    704326107 2734    66695  66695                 66695

PEPSICO INC         Common    713448108 6202    84663  84663                 84663

PROCTOR & GAMBLE CO Common    742718109 5413    76949  76949                 76949

SCHLUMBERGER LTD    Common    806857108 6936    66061  66061                 66061




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



STRYKER CORP Common    863667101 1454 21141 21141   21141

SYSCO CORP   Common    871829107 3171 89105 89105   89105

TOTAL S A    Sponsored 89151E109 4676 57711 57711   57711

             ADR




*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH," except

STREETTRACKS GOLD TR which is stated as "GOLDSHS."